American Beacon Stephens Small Cap Growth Fund

SUMMARY PROSPECTUS April 30, 2015

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. The current prospectus and statement of additional information dated April 30, 2015, are incorporated by reference into this summary prospectus. You can find the Fund's prospectus, statement of additional information and other information about the Fund online at www. americanbeaconfunds.com/resource_center/MutualFundForms.aspx. You can also get this information at no cost by calling 800-658-5811 or by sending an email request to americanbeaconfunds@ambeacon.com.

Share Class | A: SPWAX | C: SPWCX | Y: SPWYX | Institutional: STSIX | Investor: STSGX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 30 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 36 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)

Share Class	A		C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50	% [1]	1.00%	None	None	None
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Share Class	A	C	Y	Institutional	Investor
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.53%	0.53%	0.48%	0.40%	0.63%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.48%	2.23%	1.18%	1.10%	1.33%
Fee Waiver and/or expense reimbursement or recoupment [2]	0.04%	0.05%	0.00%	0.00%	0.04%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment [3]	1.52%	2.28%	1.18%	1.10%	1.37%
[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]

During the fiscal year ended December 31, 2014, the Fund paid amounts to the Manager that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement for the Fund's A Class, C Class and Investor Class shares. Under that agreement, the Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$721	$1,020	$1,340	$2,245
C	$331	$702	$1,199	$2,568
Y	$120	$375	$649	$1,432
Institutional	$112	$350	$606	$1,340
Investor	$139	$425	$733	$1,605

Assuming no redemption of shares:

Share Class	1 Year	3 Years	5 Years	10 Years
C	$231	$702	$1,199	$2,568

SSC43015	American Beacon Stephens Small Cap Growth Fund - Summary Prospectus	1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization (stock market worth), at the time of investment, similar to the market capitalizations of the companies in the Russell 2000 Index. The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index. As of January 31, 2015, the market capitalizations of the companies in the Russell 2000 Index ranged from $16 million to $10.6 billion.

Most of the assets of the Fund are invested in U.S. common stocks the sub-advisor, Stephens Investment Management Group, LLC ("SIMG"), believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, real estate investment trusts ("REITs"),American Depositary Receipts ("ADRs") and U.S dollar denominated foreign stock traded on U.S. exchanges. In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund's investment objectives and policies.

The Fund may also invest cash balances in other investment companies, including money market funds, and may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk
 Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.  Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.  Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk
Non U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares.  The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets.  Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.  For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

2	American Beacon Stephens Small Cap Growth Fund - Summary Prospectus

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index, which is the Fund's benchmark index.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund's predecessor. The performance of the Fund's Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund's Investor Class shares from February 24, 2012 through December 31, 2014. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represents the performance of the Class I shares from August 31, 2006 to February 24, 2012 and the performance of the Institutional Class shares from February 24, 2012 through December 31, 2014. Returns shown for the Fund's Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2014. In each case, the newer share classes would have had similar annual returns to the predecessor Fund's Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes, which would affect performance. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31
Highest Quarterly Return: 23.02% 2nd Quarter 2009 1/1/2006 through 12/31/2014 Lowest Quarterly Return: -25.54% 4th Quarter 2008 1/1/2006 through 12/31/2014

Average annual total returns for periods ended December 31 2014
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	12/1/2005
Returns Before Taxes		(3.35%)	15.43%	7.99%
Returns After Taxes on Distributions		(4.33%)	14.42%	7.47%
Returns After Taxes on Distributions and Sales of Fund Shares		(1.08%)	12.54%	6.52%

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
Institutional	8/31/2006	(3.08%)	15.74%	9.31%
Y	2/24/2012	(3.14%)	15.58%	8.07%
A	2/24/2012	(3.54%)	15.30%	7.22%
C	2/24/2012	(4.20%)	14.82%	7.68%

	1 Year	5 Years	Since Inception (12/1/2015)
Index (Reflects no deduction for fees expenses or taxes)
Russell 2000 Growth Index	5.60%	16.80%	0.09%
S&P 500 Index *	13.69%	15.45%	7.91%
*

The Fund's primary benchmark is the Russell 2000 Growth Index. The Manager and the sub-advisor have elected to use the Russell 2000 Growth Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.

After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation

American Beacon Stephens Small Cap Growth Fund - Summary Prospectus	3

Management

The Manager

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor

The Fund's investment sub-advisor is Stephens Investment Management Group, LLC.

Portfolio Managers

Stephens Investment Management Group, LLC	Ryan Crane Senior Portfolio Manager Since Fund Inception (2005)* Kelly Ranucci Co-Portfolio Manager Since 2011**	John Thornton Co-Portfolio Manager Since Fund Inception (2005)* Sam Chase Co-Portfolio ManagerSince 2011**
*	Predecessor Fund inception date.
**	Includes Predecessor Fund.

Purchase and Sale of Fund Shares

The American Beacon Stephens Small Cap Growth Fund closed to new investors on September 16, 2013, subject to certain exceptions. Existing shareholders may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business, at the Fund's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge. Existing shareholders may purchase, redeem or exchange shares directly from the Fund by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121-9643, or visiting www.americanbeaconfunds.com. For overnight delivery, please mail your request to American Beacon Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105. Existing shareholders also may purchase, redeem or exchange shares offered in this Prospectus through a broker-dealer or other financial intermediary.

	New Account	Existing Account
Share Class	Minimum	Purchase/Redemption Minimum by Check/ACH/Exchange	Purchase/Redemption Minimum by Wire
C	$1,000	$50	$250
A, Investor	$2,500	$50	$250
Y	$100,000	$50	None
Institutional	$250,000	$50	None

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

4	American Beacon Stephens Small Cap Growth Fund - Summary Prospectus